Quarterly Report
January 31, 2025
MFS®  Lifetime®  2065 Fund
L65-Q3

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.1%
Bond Funds – 4.5%
MFS Inflation-Adjusted Bond Fund - Class R6	78,415	$706,517
MFS Total Return Bond Fund - Class R6	60,146	565,973
		$1,272,490
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	20,134	$282,487
MFS Blended Research International Equity Fund - Class R6	230,711	3,107,685
MFS Emerging Markets Equity Fund - Class R6	7,927	282,503
MFS International Growth Fund - Class R6	22,760	988,913
MFS International Intrinsic Value Fund - Class R6	26,055	988,800
MFS International New Discovery Fund - Class R6	37,604	1,129,994
MFS Research International Fund - Class R6	48,938	1,129,974
		$7,910,356
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	381,765	$1,412,531
MFS Global Real Estate Fund - Class R6	87,146	1,412,633
		$2,825,164
U.S. Stock Funds – 55.6%
MFS Blended Research Core Equity Fund - Class R6	34,867	$1,306,475
MFS Blended Research Growth Equity Fund - Class R6	55,920	1,447,764
MFS Blended Research Mid Cap Equity Fund - Class R6	189,950	2,824,565
MFS Blended Research Small Cap Equity Fund - Class R6	46,418	706,018
MFS Blended Research Value Equity Fund - Class R6	96,983	1,553,677
MFS Growth Fund - Class R6	6,831	1,447,846
MFS Mid Cap Growth Fund - Class R6	42,421	1,412,620
MFS Mid Cap Value Fund - Class R6	43,004	1,412,246
MFS New Discovery Fund - Class R6 (a)	10,794	353,067
MFS New Discovery Value Fund - Class R6	18,849	353,034
MFS Research Fund - Class R6	21,915	1,306,551
MFS Value Fund - Class R6	30,832	1,553,611
		$15,677,474
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.41% (v)	560,690	$560,802
Total Mutual Funds		$28,246,286

Other Assets, Less Liabilities – (0.1)%		(18,735)
Net Assets – 100.0%		$28,227,551
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $28,246,286.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service.
The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the

Supplemental Information (unaudited) – continued
investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$28,246,286	$—	$—	$28,246,286
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$843,043	$577,432	$185,845	$2,982	$68,863	$1,306,475
MFS Blended Research Emerging Markets Equity Fund	184,410	127,057	41,343	577	11,786	282,487
MFS Blended Research Growth Equity Fund	934,078	584,972	300,237	8,760	220,191	1,447,764
MFS Blended Research International Equity Fund	2,007,781	1,400,755	428,473	5,419	122,203	3,107,685
MFS Blended Research Mid Cap Equity Fund	1,822,350	1,350,921	472,529	9,458	114,365	2,824,565
MFS Blended Research Small Cap Equity Fund	455,586	404,994	167,412	4,648	8,202	706,018
MFS Blended Research Value Equity Fund	1,003,057	766,561	208,068	2,147	(10,020)	1,553,677
MFS Commodity Strategy Fund	911,087	667,772	205,599	(4,168)	43,439	1,412,531
MFS Emerging Markets Equity Fund	184,252	124,396	42,401	757	15,499	282,503
MFS Global Real Estate Fund	912,373	726,270	241,525	2,198	13,317	1,412,633
MFS Growth Fund	933,984	685,089	271,664	4,479	95,958	1,447,846
MFS Inflation-Adjusted Bond Fund	439,719	384,090	116,993	(4,044)	3,745	706,517
MFS Institutional Money Market Portfolio	425,051	1,873,954	1,738,252	(39)	88	560,802
MFS International Growth Fund	638,532	449,716	139,794	768	39,691	988,913
MFS International Intrinsic Value Fund	638,262	531,583	144,587	483	(36,941)	988,800
MFS International New Discovery Fund	732,703	614,658	157,156	550	(60,761)	1,129,994
MFS Mid Cap Growth Fund	911,144	633,965	238,004	775	104,740	1,412,620
MFS Mid Cap Value Fund	912,491	712,488	224,026	3,847	7,446	1,412,246
MFS New Discovery Fund	227,781	160,580	70,235	1,469	33,472	353,067
MFS New Discovery Value Fund	227,871	182,594	74,529	2,465	14,633	353,034
MFS Research Fund	843,017	583,963	178,823	1,940	56,454	1,306,551
MFS Research International Fund	730,238	536,736	156,218	674	18,544	1,129,974
MFS Total Return Bond Fund	331,066	321,495	91,486	(99)	4,997	565,973
MFS Value Fund	1,003,602	758,314	221,433	1,922	11,206	1,553,611
	$18,253,478	$15,160,355	$6,116,632	$47,968	$901,117	$28,246,286
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$28,267	$85,211
MFS Blended Research Emerging Markets Equity Fund	6,641	—
MFS Blended Research Growth Equity Fund	17,166	46,230
MFS Blended Research International Equity Fund	98,252	35,248
MFS Blended Research Mid Cap Equity Fund	87,124	162,225
MFS Blended Research Small Cap Equity Fund	10,200	34,508

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Blended Research Value Equity Fund	$51,412	$91,748
MFS Commodity Strategy Fund	44,048	—
MFS Emerging Markets Equity Fund	6,818	—
MFS Global Real Estate Fund	32,908	—
MFS Growth Fund	1,657	150,316
MFS Inflation-Adjusted Bond Fund	22,163	—
MFS Institutional Money Market Portfolio	19,637	—
MFS International Growth Fund	14,896	39,040
MFS International Intrinsic Value Fund	20,431	84,780
MFS International New Discovery Fund	28,220	45,187
MFS Mid Cap Growth Fund	—	82,718
MFS Mid Cap Value Fund	23,132	101,413
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	8,790	10,434
MFS Research Fund	10,297	101,876
MFS Research International Fund	22,067	—
MFS Total Return Bond Fund	14,884	—
MFS Value Fund	19,844	96,833
	$588,854	$1,167,767
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